INVESTMENTS IN ASSOCIATES	12 Months Ended
Dec. 31, 2021
INVESTMENTS IN ASSOCIATES [Abstract]
INVESTMENTS IN ASSOCIATES
9.	INVESTMENTS IN ASSOCIATES

	2021			2020

	Description of securities

Name and issuer	Face value	Amount	Book value	Book value
Transporte y Servicios de Gas en Uruguay S.A.	Ps. Uru. 1	196,000	9,928	12,890

Emprendimientos de Gas del Sur S.A. (in liquidation)	$1	116,130	581	740

Gas Link S.A.	$1	502,962	22,537	180,172

Total			33,046	193,802